Revenue - Schedule of Revenue From Sale of Commercial Products (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue from commercial products	€ 314,910	€ 153,663	€ 555,763	€ 249,690
YORVIPATH [member]
Disclosure of operating segments [line items]
Revenue from commercial products	252,114	102,957	449,010	147,646
SKYTROFA [member]
Disclosure of operating segments [line items]
Revenue from commercial products	55,214	€ 50,706	99,171	€ 102,044
YUVIWEL
Disclosure of operating segments [line items]
Revenue from commercial products	€ 7,582		€ 7,582